FOREIGN EXCHANGE LOSS/(GAIN), NET (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of OCI related to derivatives
Foreign exchange gains (losses)	$ 185	$ (10)	$ (28)
Derivative instrument held-for-trading
Components of OCI related to derivatives
Foreign exchange gains (losses)	151	(37)	(93)
Other instruments
Components of OCI related to derivatives
Foreign exchange gains (losses)	$ 34	$ 27	$ 65